SHARE-BASED COMPENSATION - Restricted shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Grant Date Fair Value
Vesting period (in years)	3 years
Share-based compensation expense		¥ 378,374	¥ 167,613	¥ 185,604
Restricted Shares
Number of Restricted Shares Units
Outstanding at beginning		5,138,656
Granted		422,932
Vested		(620,910)
Forfeited		(152,452)
Converted		(3,906,464)
Outstanding at ending		881,762	5,138,656
Weighted Average Grant Date Fair Value
Outstanding at beginning		¥ 99.97
Granted		98.18	¥ 109.26	¥ 51.43
Converted		109.75
Forfeited		80.34
Vested		77.66
Outstanding at ending		¥ 74.9	¥ 99.97
Total fair value of the shares vested		¥ 48,222	¥ 36,277	¥ 60,376
Share-based compensation expense		165,781	¥ 89,082	¥ 61,622
Unrecognized compensation cost		¥ 34,697
Weighted-average period		10 months 13 days
Restricted Shares | Employee
Number of Restricted Shares Units
Granted		422,932	3,224,370
Restricted Shares | Share Based Compensation Award Tranche One
Number of Restricted Shares Units
Granted			1,034,064
Minimum | Restricted Shares
Weighted Average Grant Date Fair Value
Vesting period (in years)		2 years
Maximum | Restricted Shares
Weighted Average Grant Date Fair Value
Vesting period (in years)		4 years